CAPITAL STOCK (Details 3) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Irs Penalties
Number of Nonvested Shares, Outstanding at beginning	83,844,445	1,111,111	1,111,111	1,777,777
Weighted-Average Grant Date Value, Outstanding at beginning	$ 0.062	$ 0.029	$ 0.029	$ 0.029
Number of Non-Vested Shares, Granted	25,900,000		83,400,000
Weighted-Average Grant Date Value, Granted	$ 0.034		$ 0.062
Number of Non-Vested Shares, Vested	(3,601,979)	(499,998)	(666,666)	(666,666)
Weighted-Average Grant Date Value, Vested	$ 0.049	$ 0.029	$ 0.029	$ 0.029
Number of Non-Vested Shares, Expired/Forfeited
Weighted-Average Grant Date Value, Expired/Forfeited
Number of Nonvested Shares, Outstanding at ending	106,142,466	611,113	83,844,445	1,111,111
Weighted-Average Grant Date Value, Outstanding at ending	$ 0.055	$ 0.029	$ 0.062	$ 0.029